Income Taxes - Composition of income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Composition of income tax
Current income tax expense	¥ 361	¥ 155	¥ 373
Deferred taxation		(53)	3,391
Total	¥ 361	¥ 102	¥ 3,764